Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statements Line Items
Net loss and comprehensive loss	$ 2,362,239	$ 4,346,200	$ 6,805,535
Negative cash flow from operations	1,464,637	2,721,487	$ 2,889,025
Working capital deficit	$ 3,828,503	$ 3,865,390